RELATED PARTY TRANSACTIONS (Schedule of Fees Incurred with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Management fees paid, vessels	$ 33,092	$ 45,266	$ 57,714
Administration Services Fees	1,484	1,072	831
Due to related parties	3,980	1,349
Frontline Charterers
Related Party Transaction [Line Items]
Management fees paid, vessels	11,758	24,033	36,536
Newbuilding Supervision Fees	0	0	979
Commissions and Brokerage	291	287	269
Administration Services Fees	201	323	335
Due to related parties	3,884	1,125
Golden Ocean
Related Party Transaction [Line Items]
Management fees paid, vessels	20,440	20,440	20,440
Administration Services Fees	30	0	0
Operating Management Fees	894	793	738
Due to related parties	0	91
Seatankers
Related Party Transaction [Line Items]
Administration Services Fees	739	290	82
Seatankers Management AS
Related Party Transaction [Line Items]
Office Facilities	104	108	105
Frontline Management AS
Related Party Transaction [Line Items]
Office Facilities	198	185	136
Frontline Corporate Services
Related Party Transaction [Line Items]
Administration Services Fees	212	166	$ 173
Frontline Management and Frontline Management AS
Related Party Transaction [Line Items]
Due to related parties	$ 50	$ 100